Balance Sheet Details (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Inventory wrote off	$ 50,000
Sale of inventory	34,000	46,000
Inventory finished goods net of reserves	34,000	46,000
Depreciation expense	98,000	40,000
Impairment expense		48,000
Patents [Member]
Amortization expense	$ 178,000	$ 179,000
Weighted average remaining amortization period for patents	5 years
Amortization expense, next twelve months	$ 178,000
Amortization expenses, year two	178,000
Amortization expenses, year three	178,000
Amortization expenses, year four	178,000
Amortization expenses, year five	$ 178,000